Federal Home Loan Bank Advances - Additional Information (Detail)	Dec. 31, 2015 USD ($)
Mortgage and Other Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 166,840,812
Other Assets [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank securities	$ 1,202,900